Acquisition of Apple Bidco Limited - Summary of Pro forma Financial Information (Detail) - APR Energy [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Revenue	$ 1,464.6	$ 1,452.9
Net earnings	$ 179.3	$ 454.4